Equity (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total as of December 31, 2022	4,818,658,640	4,765,937,154	4,694,787,854
Conversion of class B shares in class A shares
SOPs exercised and RSUs vested	47,635,289	53,394,031	68,312,944
Shares withheld for employees' taxes	(11,660,076)	(8,860,778)	(8,848,203)
Share-based payments to service providers	81,389
Issuance of class A shares - business acquisitions	958,390	8,090,639
Total as of December 31, 2023	4,855,673,632	4,818,658,640	4,765,937,154
Shares issued to service providers		97,594
Shares repurchased			(290,676)
Share issued to service providers			4,355,374
Issuance of class A shares - Olivia acquisition			6,097,262
Issuance of class A shares - Spin Pay acquisition			877,665
Issuance of class A shares - Cognitect acquisition			644,934
Reserved For The Share Based Payments [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued	228,167,482
Shares Authorized Which May Be Issued Class A Or Class B [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued	43,519,600,096
Shares Authorized And Unissued [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued	43,747,767,578
Shares Authorized Issue [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued	4,855,673,632
Total as of December 31, 2025	48,603,441,210
Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Total as of December 31, 2022	3,768,057,942	3,682,625,012	3,602,854,813
Conversion of class B shares in class A shares	28,000,000	32,711,444	8,620,899
SOPs exercised and RSUs vested	47,635,289	53,394,031	68,312,944
Shares withheld for employees' taxes	(11,660,076)	(8,860,778)	(8,848,203)
Share-based payments to service providers	81,389
Issuance of class A shares - business acquisitions	958,390	8,090,639
Total as of December 31, 2023	3,833,072,934	3,768,057,942	3,682,625,012
Shares issued to service providers		97,594
Shares repurchased			(290,676)
Share issued to service providers			4,355,374
Issuance of class A shares - Olivia acquisition			6,097,262
Issuance of class A shares - Spin Pay acquisition			877,665
Issuance of class A shares - Cognitect acquisition			644,934
Class A Ordinary Shares [Member] | Reserved For The Share Based Payments [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued
Class A Ordinary Shares [Member] | Shares Authorized Which May Be Issued Class A Or Class B [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued
Class A Ordinary Shares [Member] | Shares Authorized And Unissued [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued
Class A Ordinary Shares [Member] | Shares Authorized Issue [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued	3,833,072,934
Total as of December 31, 2025	3,833,072,934
Class B Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Total as of December 31, 2022	1,050,600,698	1,083,312,142	1,091,933,041
Conversion of class B shares in class A shares	(28,000,000)	(32,711,444)	(8,620,899)
SOPs exercised and RSUs vested
Shares withheld for employees' taxes
Share-based payments to service providers
Issuance of class A shares - business acquisitions
Total as of December 31, 2023	1,022,600,698	1,050,600,698	1,083,312,142
Shares issued to service providers
Shares repurchased
Share issued to service providers
Issuance of class A shares - Olivia acquisition
Issuance of class A shares - Spin Pay acquisition
Issuance of class A shares - Cognitect acquisition
Class B Ordinary Shares [Member] | Reserved For The Share Based Payments [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued
Class B Ordinary Shares [Member] | Shares Authorized Which May Be Issued Class A Or Class B [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued
Class B Ordinary Shares [Member] | Shares Authorized And Unissued [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued
Class B Ordinary Shares [Member] | Shares Authorized Issue [Member]
IfrsStatementLineItems [Line Items]
Shares authorized issued	1,022,600,698
Total as of December 31, 2025	1,022,600,698